BALANCE SHEETS (Parentheticals) (USD $)	Aug. 31, 2011	May 31, 2011
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock authorized	80,000,000	80,000,000
Common stock shares issued	38,579,929	38,579,929
Common stock shares outstanding	38,579,929	33,591,696